Earning per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2019
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2019	2018
Net income	$13,704	$19,882	$33,995	$61,511
Adjustment for:
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income	10,222	16,594	23,771	52,560
Less: Dividends paid or to be paid (1)	(15,036)	(15,003)	(45,104)	(44,945)
Under (over) distributed earnings	(4,814)	1,591	(21,333)	7,615
Under (over) distributed earnings attributable to:
Common units public	(2,606)	860	(11,549)	4,115
Common units Höegh LNG	(2,208)	101	(3,251)	482
Subordinated units Höegh LNG	—	630	(6,533)	3,018
	(4,814)	1,591	(21,333)	7,615
Basic weighted average units outstanding (in thousands)
Common units public	18,009	17,901	17,977	17,827
Common units Höegh LNG	8,536	2,101	4,270	2,101
Subordinated units Höegh LNG	6,721	13,156	10,987	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	18,030	17,917	17,993	17,840
Common units Höegh LNG	8,536	2,101	4,270	2,101
Subordinated units Höegh LNG	6,721	13,156	10,987	13,156

Basic earnings per unit (2):
Common unit public	$0.30	$0.49	$0.68	$1.56
Common unit Höegh LNG (3)	$0.57	$0.51	$1.36	$1.63
Subordinated unit Höegh LNG (3)	$—	$0.51	$0.52	$1.63

Diluted earnings per unit (2):
Common unit public	$0.29	$0.49	$0.68	$1.55
Common unit Höegh LNG (3)	$0.57	$0.51	$1.36	$1.63
Subordinated unit Höegh LNG (3)	$—	$0.51	$0.52	$1.63
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended for to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding.

(3)

Includes total amounts attributable to incentive distributions rights (IDRs) of $399 and $1,197 for the three and nine months ended September 30, 2019, respectively, of which $399 and $509 for the three and nine months ended September 30, 2019, respectively, were attributed to common units owned by Höegh LNG. The total amount attributable to incentive distributions rights of $688 for the nine months ended September 30, 2019, were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2018, total amounts attributable to incentive distributions rights of $398 and $1,193, of which $55 and $164 were attributed to common units owned by Höegh LNG and $343 and $1,029 were attributed to subordinated units owned by Höegh LNG.

(4)	On August 16, 2019, all subordinated units converted in to common units on a one-for-one basis.